INCOME TAX PROVISION Income Tax (Benefit) Expense Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal	$ 0	$ (2,343)	$ (1,842)
State	(7)	155	1
Total current	(7)	(2,188)	(1,841)
Deferred	35,789	5,544	(638)
Total provision for income taxes	$ 35,782	$ 3,356	$ (2,479)